Note 18 Impairment test assumptions CGU goodwill in Turkey (Details) - TURKEY		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment test assumptions Turkey [Line Items]
Discount rate applied to cash flow projections	[1]	27.70%	21.00%	17.40%
Growth rate used to extrapolate cash flow projections		7.00%	7.00%	7.00%

[1]	(*) After tax discount rates.